TAXES - Schedule of Movement of the Valuation Allowance (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Beginning balance	$ 335,547	$ 445,403	$ 445,403	$ 359,904
Current year addition (reduction)	103,272	(108,274)	(108,274)	104,207
Exchange difference	7,564	(1,582)	(1,582)	(18,708)
Ending balance	$ 446,383	$ 335,547	$ 335,547	$ 445,403